Credit risk - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2026 GBP (£) economic_scenario	Mar. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Credit risk
Disclosure of financial assets [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period	5 years
Impairment allowance | Post-model adjustment
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ 81
Financial assets	66
Impairment allowance | Post-model adjustment | Barclays US Consumer Bank & Investment Bank
Disclosure of financial assets [line items]
Financial assets		£ 81
Impairment allowance | Post-model adjustment | Barclays Investment Bank
Disclosure of financial assets [line items]
Financial assets	66
Impairment allowance | Other adjustments
Disclosure of financial assets [line items]
Financial assets	70		£ 118
Impairment allowance | ECL from other financial assets subject to impairment, adjustment | Barclays US Consumer Bank & Investment Bank
Disclosure of financial assets [line items]
Financial assets	(2)
Impairment allowance | ECL from assets classified as held for sale, adjustment | Barclays US Consumer Bank & Investment Bank
Disclosure of financial assets [line items]
Financial assets	(5)
Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(4)
Financial assets	37		33
Impairment allowance | Retail mortgages | Other adjustments
Disclosure of financial assets [line items]
Financial assets	0		8
Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(673)
Financial assets	2,647		2,586
Impairment allowance | Retail credit cards | Other adjustments
Disclosure of financial assets [line items]
Financial assets	55		87
Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(432)
Financial assets	1,088		966
Impairment allowance | Corporate loans | Other adjustments
Disclosure of financial assets [line items]
Financial assets	£ 14		£ 24